Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	NCNA
Entity Registrant Name	NUCANA PLC
Entity Central Index Key	0001709626
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	52,860,335
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, nominal value £0.04 per share
Security Exchange Name	NASDAQ
Entity File Number	001-38215
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	NuCana plc
Entity Address, Address Line Two	3 Lochside Way
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Entity Address, Postal Zip Code	EH12 9DT
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1438
Auditor Location	Edinburgh, United Kingdom
Business Contact
Document Information [Line Items]
Contact Personnel Name	Hugh S. Griffith
Entity Address, Address Line One	NuCana plc
Entity Address, Address Line Two	3 Lochside Way
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Local Phone Number	357 1111
City Area Code	131
Entity Address, Postal Zip Code	EH12 9DT